Matthews China Active ETF	September 30, 2022

Schedule of Investments (unaudited)

COMMON EQUITIES: 97.2%

	Shares	Value

CONSUMER DISCRETIONARY: 34.1%
Internet & Direct Marketing Retail: 25.9%
Pinduoduo, Inc. ADR[a]	4,168	$260,833
Alibaba Group Holding, Ltd.[a]	23,200	230,378
Meituan B Shares[a,b,c]	9,600	202,520
JD.com, Inc. A Shares	6,000	151,798

		845,529

Specialty Retail: 4.0%
China Tourism Group Duty Free Corp., Ltd. A Shares	3,000	83,425
Zhongsheng Group Holdings, Ltd.	12,000	47,924

		131,349

Household Durables: 2.1%
Midea Group Co., Ltd. A Shares	6,400	44,267
Man Wah Holdings, Ltd.	38,400	24,459

		68,726

Auto Components: 1.2%
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	9,600	39,186

Hotels, Restaurants & Leisure: 0.9%
H World Group, Ltd. ADR	839	28,140

Total Consumer Discretionary		1,112,930

FINANCIALS: 13.5%
Capital Markets: 8.7%
China International Capital Corp., Ltd. H Shares[b,c]	76,800	111,728
CITIC Securities Co., Ltd. H Shares	63,500	107,911
East Money Information Co., Ltd. A Shares	14,600	36,085
Hong Kong Exchanges & Clearing, Ltd.	800	27,475

		283,199

Banks: 4.8%
China Merchants Bank Co., Ltd. A Shares	33,100	156,234

Total Financials		439,433

INFORMATION TECHNOLOGY: 12.7%
Semiconductors & Semiconductor Equipment: 6.0%
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. A Shares	5,500	52,168
NAURA Technology Group Co., Ltd. A Shares	1,000	39,051
LONGi Green Energy Technology Co., Ltd. A Shares	5,700	38,306
Gigadevice Semiconductor Beijing, Inc. A Shares	1,400	18,410
Beijing Huafeng Test & Control Technology Co., Ltd. A Shares	509	16,020
Hangzhou Silan Microelectronics Co., Ltd. A Shares	3,100	13,936
Will Semiconductor Co., Ltd. Shanghai A Shares	905	10,172
Cambricon Technologies Corp., Ltd. A Shares[a]	1,100	9,723

		197,786

Software: 5.2%
Shanghai Baosight Software Co., Ltd. A Shares	12,680	65,435
Thunder Software Technology Co., Ltd. A Shares	3,200	47,391
Beijing Kingsoft Office Software, Inc. A Shares	1,600	45,135
Kingdee International Software Group Co., Ltd.[a]	8,000	10,477

		168,438

	Shares	Value

Electronic Equipment, Instruments & Components: 1.5%
Wingtech Technology Co., Ltd. A Shares	4,800	$32,096
Xiamen Faratronic Co., Ltd. A Shares	800	18,029

		50,125

Total Information Technology		416,349

INDUSTRIALS: 11.8%
Machinery: 5.9%
Shenzhen Inovance Technology Co., Ltd. A Shares	8,800	70,989
Wuxi Lead Intelligent Equipment Co., Ltd. A Shares	7,200	47,780
Estun Automation Co., Ltd. A Shares	12,800	33,790
Weichai Power Co., Ltd. A Shares	17,600	23,749
Jiangsu Hengli Hydraulic Co., Ltd. A Shares	2,600	16,514

		192,822

Electrical Equipment: 4.1%
Sungrow Power Supply Co., Ltd. A Shares	4,200	65,170
Contemporary Amperex Technology Co., Ltd. A Shares	800	44,986
Gotion High-tech Co., Ltd. A Shares	3,700	15,845
NARI Technology Co., Ltd. A Shares	2,400	8,372

		134,373

Transportation Infrastructure: 1.8%
Shanghai International Airport Co., Ltd. A Shares[a]	7,200	58,354

Total Industrials		385,549

COMMUNICATION SERVICES: 6.4%
Interactive Media & Services: 3.3%
Tencent Holdings, Ltd.	3,200	108,598

Media: 1.6%
Focus Media Information Technology Co., Ltd. A Shares	69,600	53,890

Entertainment: 1.5%
Bilibili, Inc. ADR[a]	3,095	47,415

Total Communication Services		209,903

HEALTH CARE: 6.0%
Life Sciences Tools & Services: 3.3%
Hangzhou Tigermed Consulting Co., Ltd. A Shares	3,500	44,764
Pharmaron Beijing Co., Ltd. H Shares[b,c]	7,700	37,422
Wuxi Biologics Cayman, Inc.[a,b,c]	4,000	24,153

		106,339

Health Care Equipment & Supplies: 2.2%
Shenzhen New Industries Biomedical Engineering Co., Ltd. A Shares	7,100	37,516
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	800	33,552

		71,068

Health Care Providers & Services: 0.4%
Topchoice Medical Corp. A Shares[a]	800	14,364

Pharmaceuticals: 0.1%
Jiangsu Hengrui Medicine Co., Ltd. A Shares	800	3,939

Total Health Care		195,710

matthewsasia.com | 800.789.ASIA	1

Matthews China Active ETF	September 30, 2022

Schedule of Investments (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

REAL ESTATE: 5.4%
Real Estate Management & Development: 5.4%
KE Holdings, Inc. ADR[a]	5,305	$92,943
Country Garden Services Holdings Co., Ltd.	27,000	39,761
CIFI Holdings Group Co., Ltd.	300,000	30,574
Times China Holdings, Ltd.[a]	136,000	14,553

Total Real Estate		177,831

CONSUMER STAPLES: 5.0%
Beverages: 3.4%
Wuliangye Yibin Co., Ltd. A Shares	3,200	75,961
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. A Shares	800	33,989

		109,950

Food Products: 1.6%
Anjoy Foods Group Co., Ltd. A Shares	2,400	52,274

Total Consumer Staples		162,224

MATERIALS: 2.3%
Chemicals: 2.2%
Shanghai Putailai New Energy Technology Co., Ltd. A Shares	6,400	50,093
Wanhua Chemical Group Co., Ltd. A Shares	800	10,335
Skshu Paint Co., Ltd. A Shares[a]	800	9,829

		70,257

	Shares	Value

Construction Materials: 0.1%
China Jushi Co., Ltd. A Shares	2,400	$4,437

Total Materials		74,694

TOTAL INVESTMENTS: 97.2%		3,174,623
(Cost $3,756,268)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.8%		90,027

NET ASSETS: 100.0%		$3,264,650

a	Non-income producing security.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2022, the aggregate value is $375,822, which is 11.51% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

2	MATTHEWS ASIA FUNDS